SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Q S I Operations Inc
Schedule of useful lives of property and equipment

Property and equipment	Estimated useful life
Computer equipment	5 years
Laboratory equipment	5 years
Furnitures and fixtures	7 years
Software	3 years